Shareholder Report, Average Annual Return (Details) B523475_Direxion NASDAQ 100 Equal Weighted Index Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion NASDAQ-100® Equal Weighted Index Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion NASDAQ-100® Equal Weighted Index Shares NAV
Average Annual Return, Percent	17.12%	12.04%	13.52%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
NASDAQ 100 Equal Weighted TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Equal Weighted Index
Average Annual Return, Percent	17.52%	12.37%	13.90%